AB Cap Fund, Inc.

AB Global Core Equity Portfolio

Portfolio of Investments

September 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.6%
Information Technology – 21.7%
IT Services – 9.2%
Akamai Technologies, Inc.(a)	466,808	$37,494,019
Cognizant Technology Solutions Corp. - Class A	964,891	55,423,339
PayPal Holdings, Inc.(a)	316,707	27,258,971
Visa, Inc. - Class A	371,752	66,041,743

		186,218,072

Semiconductors & Semiconductor Equipment – 2.2%
Applied Materials, Inc.	405,230	33,200,494
Infineon Technologies AG	551,370	12,066,200

		45,266,694

Software – 7.4%
Microsoft Corp.	514,598	119,849,874
SAP SE	367,757	29,970,418

		149,820,292

Technology Hardware, Storage & Peripherals – 2.9%
Samsung Electronics Co., Ltd.	1,590,997	58,420,221

		439,725,279

Health Care – 14.4%
Biotechnology – 0.6%
Horizon Therapeutics PLC(a)	188,809	11,685,389

Health Care Equipment & Supplies – 3.4%
Koninklijke Philips NV	1,307,015	20,123,459
Medtronic PLC	612,860	49,488,445

		69,611,904

Health Care Providers & Services – 3.0%
Elevance Health, Inc.	132,470	60,173,173

Life Sciences Tools & Services – 2.4%
Thermo Fisher Scientific, Inc.	98,348	49,881,122

Pharmaceuticals – 5.0%
Roche Holding AG (Genusschein)	164,284	53,479,826
Sanofi	619,941	47,206,347

		100,686,173

		292,037,761

Financials – 14.4%
Banks – 5.3%
ABN AMRO Bank NV (GDR)(b) (c)	1,647,654	14,763,590
BNP Paribas SA	297,659	12,572,895
Citigroup, Inc.	386,123	16,089,745
Mitsubishi UFJ Financial Group, Inc.	9,104,800	41,245,906
Wells Fargo & Co.	571,158	22,971,975

		107,644,111

Capital Markets – 9.1%
BlackRock, Inc.	98,478	54,190,474
Credit Suisse Group AG (REG)	4,947,013	19,568,327

Company	Shares	U.S. $ Value

Goldman Sachs Group, Inc. (The)	221,033	$64,773,721
Julius Baer Group Ltd.(a)	729,335	31,827,495
London Stock Exchange Group PLC	32,361	2,732,851
Moody’s Corp.	40,968	9,959,730

		183,052,598

		290,696,709

Consumer Discretionary – 14.1%
Diversified Consumer Services – 0.6%
Service Corp. International/US	226,248	13,063,560

Hotels, Restaurants & Leisure – 6.4%
Compass Group PLC	927,121	18,461,225
Galaxy Entertainment Group Ltd.	7,436,000	43,708,009
Starbucks Corp.	620,410	52,275,746
Yum China Holdings, Inc.	293,524	13,892,491

		128,337,471

Internet & Direct Marketing Retail – 5.2%
Alibaba Group Holding Ltd.(a)	1,784,700	17,810,126
Alibaba Group Holding Ltd. (ADR)(a)	314,089	25,123,979
Amazon.com, Inc.(a)	402,431	45,474,703
Prosus NV(a)	329,007	17,117,122

		105,525,930

Textiles, Apparel & Luxury Goods – 1.9%
adidas AG	81,579	9,378,423
Kering SA	31,843	14,123,922
NIKE, Inc. - Class B	175,912	14,621,805

		38,124,150

		285,051,111

Communication Services – 10.1%
Diversified Telecommunication Services – 2.2%
Comcast Corp. - Class A	1,513,682	44,396,293

Entertainment – 1.9%
Electronic Arts, Inc.	323,260	37,404,414

Interactive Media & Services – 6.0%
Alphabet, Inc. - Class C(a)	818,478	78,696,660
Meta Platforms, Inc. - Class A(a)	317,603	43,092,375

		121,789,035

		203,589,742

Industrials – 9.4%
Building Products – 3.6%
Otis Worldwide Corp.	1,142,992	72,922,890

Machinery – 5.8%
Dover Corp.	360,523	42,029,771
Parker-Hannifin Corp.	152,034	36,839,359
Techtronic Industries Co., Ltd.	1,165,000	11,116,574

Company		Shares	U.S. $ Value

Volvo AB - Class B		1,928,773	$27,294,010

			117,279,714

			190,202,604

Consumer Staples – 5.7%
Beverages – 5.7%
Asahi Group Holdings Ltd.		2,342,035	73,015,466
Coca-Cola Co. (The)		768,946	43,076,355

			116,091,821

Energy – 5.0%
Oil, Gas & Consumable Fuels – 5.0%
Cheniere Energy, Inc.		178,811	29,666,533
Neste Oyj		306,251	13,349,328
Shell PLC		2,334,166	57,905,826

			100,921,687

Real Estate – 2.1%
Real Estate Management & Development – 2.1%
CBRE Group, Inc. - Class A(a)		622,496	42,024,705

Materials – 1.6%
Chemicals – 1.6%
Linde PLC		118,288	31,889,262

Utilities – 1.1%
Electric Utilities – 1.1%
Iberdrola SA(b)		2,331,524	21,739,558

Total Common Stocks (cost $2,245,533,463)			2,013,970,239

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(d) (e) (f) (cost $962,174)		962,174	962,174

	Principal Amount (000)
Time Deposits – 0.1%
BBH, Grand Cayman
(0.29)%, 10/03/2022	CHF	202	204,835
0.12%, 10/03/2022	DKK	92	12,117
0.82%, 10/03/2022	SEK	13	1,195
1.17%, 10/03/2022	GBP	192	213,903
Citibank, London 0.29%, 10/03/2022	EUR	214	209,541
Hong Kong & Shanghai Bank, Hong Kong 0.95%, 10/03/2022	HKD	1,616	205,853
Sumitomo, Tokyo (0.40)%, 10/03/2022	JPY	31,205	215,606

Total Time Deposits (cost $1,063,050)			1,063,050

Company	Shares	U.S. $ Value

Total Short-Term Investments (cost $2,025,224)		$2,025,224

Total Investments Before Security Lending Collateral for Securities Loaned – 99.7% (cost $2,247,558,687)		2,015,995,463

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(d) (e) (f) (cost $11,766,048)	11,766,048	11,766,048

Total Investments – 100.3% (cost $2,259,324,735)(g)		2,027,761,511

Other assets less liabilities – (0.3)%		(5,939,609)

Net Assets – 100.0%		$2,021,821,902

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2022, the market value of this security amounted to $14,763,590 or 0.7% of net assets.

(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Affiliated investments.
(g)

As of September 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $150,885,954 and gross unrealized depreciation of investments was $(382,449,178), resulting in net unrealized depreciation of $(231,563,224).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

SEK – Swedish Krona

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

September 30, 2022 (unaudited)

65.9%	United States
5.7%	Japan
5.5%	United Kingdom
3.7%	China
3.7%	France
2.9%	South Korea
2.6%	Germany
2.5%	Switzerland
2.2%	Macau
1.7%	Netherlands
1.4%	Sweden
1.0%	Spain
0.6%	Finland
0.5%	Hong Kong
0.1%	Short-Term Investments

100.0%	Total Investments

[1]	All data are as of September 30, 2022. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

AB Cap Fund, Inc.

AB Global Core Equity Portfolio

September 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2022:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$339,268,440	$100,456,839		$-0-	$439,725,279
Health Care	171,228,129	120,809,632		-0-	292,037,761
Financials	167,985,645	122,711,064		-0-	290,696,709
Consumer Discretionary	164,452,284	120,598,827		-0-	285,051,111
Communication Services	203,589,742	-0-		-0-	203,589,742
Industrials	151,792,020	38,410,584		-0-	190,202,604
Consumer Staples	43,076,355	73,015,466		-0-	116,091,821
Energy	29,666,533	71,255,154		-0-	100,921,687
Real Estate	42,024,705	-0-		-0-	42,024,705
Materials	31,889,262	-0-		-0-	31,889,262
Utilities	-0-	21,739,558		-0-	21,739,558
Short-Term Investments:
Investment Companies	962,174	-0-		-0-	962,174
Time Deposits	-0-	1,063,050		-0-	1,063,050
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	11,766,048	-0-		-0-	11,766,048

Total Investments in Securities	1,357,701,337	670,060,174	†	-0-	2,027,761,511
Other Financial Instruments*	-0-	-0-		-0-	-0-

Total	$1,357,701,337	$670,060,174		$-0-	$2,027,761,511

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2022 is as follows:

Fund	Market Value 6/30/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,314	$50,751	$54,103	$962	$14
Government Money Market Portfolio*	542	39,919	28,695	11,766	3
Total				$12,728	$17

*	Investment of cash collateral for securities lending transactions.